Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Significant Transactions with Related Parties
The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and materials
- associates and joint ventures	912,877	1,256,268	393,440	62,232
- GY Group (including its subsidiaries and affiliates)	1,792,280	2,637,845	3,223,785	509,915
Purchase of material, supplies and engines
- associates and joint ventures	1,999,831	2,792,707	2,036,675	322,146
- GY Group (including its subsidiaries and affiliates)	1,895,239	1,245,030	1,307,137	206,754
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	3,984	3,918	2,152	340
- GY Group (including its subsidiaries and affiliates)	15,350	6,765	6,609	1,045
Service charge charged by
- joint ventures	—	—	5,023	795
Rental income
- joint ventures	3,206	4,565	4,415	698
- GY Group (including its subsidiaries and affiliates)	2,133	3,970	275	43
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	22,595	24,968	21,978	3,476
Selling, general and administrative expenses
- a joint venture	—	7,287	2,530	400
- GY Group (including its subsidiaries and affiliates)	19,953	4,728	9,315	1,473
- HLA (including its affiliates)	6,788	6,687	7,188	1,137
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	304,532	312,891	300,699	47,562
Payment for trademarks usage fee
- GY Group	169,811	—	—	—
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates)	33,594	18,086	17,215	2,723
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	2,817	2,838	3,460	547

Note:

(i)
The Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use
assets and lease liabilities on the consolidated statement of financial position as of December 31, 2020 and 2021.

Compensation of Key Management Personnel
Compensation of key management personnel of the
Group

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	41,606	43,178	25,289	4,000
Contribution to defined contribution plans	362	292	273	43

	41,968	43,470	25,562	4,043